Consolidated Statements of Cash Flows (Cash and cash equivalents) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	$ 5,346	$ 6,120	$ 7,031
Cash equivalents	34	34	37
Total cash and cash equivalents	$ 5,380	$ 6,154	$ 7,068